UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09373

                      OPPENHEIMER SENIOR FLOATING RATE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.



OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED



                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------

CORPORATE LOANS--95.7%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--29.6%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--6.6%
Collins & Aikman Corp., Sr. Sec. Credit Facilities Pre-Petition
Revolving Credit Loan, 8/31/09 1,2                                  $        760,625   $        273,191
-----------------------------------------------------------------------------------------------------------
Collins & Aikman Corp., Sr. Sec. Credit Facilities Pre-Petition
Term Loan, Tranche B1, 8/31/11 1,2                                         2,239,375            814,573
-----------------------------------------------------------------------------------------------------------
Collins & Aikman Corp., Sr. Sec. Credit Facilities Revolving
Credit Loan, Debtor in Possession, 8.375%-10.11%, 8/31/07 3,4              3,767,019          3,764,664
-----------------------------------------------------------------------------------------------------------
Collins & Aikman Corp., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession, Tranche B, 8.375%-10.11%, 8/31/07 3,4               20,904,331         20,730,135
-----------------------------------------------------------------------------------------------------------
Delphi Corp., Sr. Sec. Credit Facilities Revolving Credit Loan,
12.082%, 6/18/09 3,4                                                      31,407,559         32,212,377
-----------------------------------------------------------------------------------------------------------
Delphi Corp., Sr. Sec. Credit Facilities Term Loan, 13.562%,
6/14/11 3                                                                 10,000,000         10,372,500
-----------------------------------------------------------------------------------------------------------
Dura Operating Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.07%, 3/29/11 3                                                    2,000,000          1,725,000
-----------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-Petition
Revolving Credit Loan:
Tranche B, 12/30/06 3,5                                                   20,000,000         19,471,420
Tranche B, 7.07%, 12/30/06 3                                               9,829,076          9,569,303
-----------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan, Debtor
in Possession, 7.375%, 12/9/06 3,4                                         7,000,000          7,018,592
-----------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4/30/10 3,5                                                5,000,000          5,016,070
-----------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 8.14%, 4/30/10 3                                          16,000,000         16,148,576
-----------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.88%-9.06%, 6/3/09 3                                    25,259,306         25,417,176
-----------------------------------------------------------------------------------------------------------
Key Plastics LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.82%-8.90%, 6/25/10 3,4                                                  13,728,101         13,882,542
-----------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.83%-8.10%, 6/21/11 3                                              22,942,501         23,138,476
-----------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.14%-11.35%, 12/23/11 3                                            3,500,000          3,581,666
-----------------------------------------------------------------------------------------------------------
Plastech Engineered Products, Inc., Sr. Sec. Credit Facilities
Term Loan:
Tranche A, 9.619%, 2/12/09 3,4                                             3,850,477          3,811,972
Tranche B, 10.117%, 2/12/10 3                                             16,230,480         16,110,780
-----------------------------------------------------------------------------------------------------------
RJ Tower Corp., Sr. Sec. Credit Facilities Term Loan, Debtor in
Possession, 8.938%, 2/2/07 3,4                                            26,000,000         25,236,250
-----------------------------------------------------------------------------------------------------------
TI Automotive Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche
C, 8.869%, 6/7/11 3,4                                                     22,018,837         21,853,696
                                                                                       --------------------
                                                                                            260,148,959
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.8%
Aladdin/OpBiz Gaming LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 6.622%, 8/31/10 3,4                                            15,880,695         15,535,290
Tranche B, 9.284%, 8/31/10 3,4                                                42,743             41,715
-----------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.32%-8.619%, 8/27/09 3,4                                       1,067,702          1,076,377

1                                          OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Arby's LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.57%-7.626%, 7/25/12 3                                             $     14,444,044   $     14,510,241
-----------------------------------------------------------------------------------------------------------
Buffets, Inc., Sr. Sec. Credit Facilities Letter of Credit Term
Loan, Tranche B, 8.36%, 11/1/13 3                                         15,000,000         15,093,750
-----------------------------------------------------------------------------------------------------------
Buffets, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
10.603%, 6/28/09 3,4                                                      10,585,222         10,624,917
-----------------------------------------------------------------------------------------------------------
Cedar Fair LP, Sr. Sec. Credit Facilities Term Loan, 7.867%,
6/13/12 3                                                                 20,947,500         21,201,153
-----------------------------------------------------------------------------------------------------------
Del Taco Restaurants, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.62%, 3/2/13 3,4                                              14,330,494         14,397,675
-----------------------------------------------------------------------------------------------------------
Denny's Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.57%-8.617%, 9/30/09 3                                                    5,960,524          5,985,360
-----------------------------------------------------------------------------------------------------------
Denny's Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.438%-10.75%, 8/31/10 3,4                                                4,999,998          5,066,664
-----------------------------------------------------------------------------------------------------------
Ginn Clubs & Resorts, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 12.367%, 6/15/12 3,4                                                 2,000,000          1,700,000
-----------------------------------------------------------------------------------------------------------
Harmon Koval Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.649%, 12/31/06 3,4                                            4,000,000          4,010,000
-----------------------------------------------------------------------------------------------------------
MotorCity Casino LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.367%-7.40%, 7/21/12 3,4                                      17,857,133         17,866,061
-----------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.02%-7.25%, 10/3/12 3                                          5,445,050          5,480,443
-----------------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.525%, 5/5/13 3,4                                                        14,962,500         14,935,777
-----------------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.117%, 11/5/13 3                                                        12,000,000         12,198,000
-----------------------------------------------------------------------------------------------------------
Sonic Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.32%, 9/29/13 3                                                           5,400,000          5,420,250
-----------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., Sr. Sec. Credit Facilities Term
Loan:
Tranche B2, 2%, 5/20/12 3                                                  3,950,000          3,983,946
Tranche B1, 8.03%, 5/20/12 3                                               3,950,000          3,983,946
-----------------------------------------------------------------------------------------------------------
Turtle Bay Resort, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.07%, 9/13/10 3,4                                              1,940,201          1,877,144
-----------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 8.12%, 5/25/13 3                                                       21,067,026         21,229,958
-----------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 1.375%, 5/25/11 3                                                   10,333,315         10,329,006
-----------------------------------------------------------------------------------------------------------
Wembley plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.90%,
7/25/12 3,4                                                                3,883,519          3,922,354
-----------------------------------------------------------------------------------------------------------
Wembley plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.95%,
7/25/12 3                                                                  4,086,481          4,127,346
-----------------------------------------------------------------------------------------------------------
Wembley plc, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.70%,
7/25/13 3                                                                  8,000,000          8,115,000
-----------------------------------------------------------------------------------------------------------
Yonkers Racing Corp., Sr. Sec. Credit Facilities Term Loan, 8.82%,
7/25/11 3,4                                                                8,500,000          8,616,875
                                                                                       --------------------
                                                                                            231,329,248
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 8.125%, 12/18/12 3,4                                 9,925,000          9,999,438
-----------------------------------------------------------------------------------------------------------
SVP Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.37%, 7/31/13 3,4                                                         5,000,000          5,012,500
                                                                                       --------------------
                                                                                             15,011,938

2                                          OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Latham Manufacturing Co., Sr. Sec. Credit Facilities Term Loan,
8.84%-8.90%, 6/30/12 3,4                                            $     12,440,187   $     12,346,887
-----------------------------------------------------------------------------------------------------------
MEDIA--13.1%
ALM Properties, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.867%, 3/4/10 3                                                    10,310,697         10,320,368
-----------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.449%, 1/26/13 3                                              11,450,427         11,555,691
-----------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.62%, 2/23/09 3,4                                         8,000,000          7,995,000
-----------------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit Facilities
Term Loan, 8.005%, 4/27/13 3                                              45,000,000         45,438,750
-----------------------------------------------------------------------------------------------------------
Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan,
7.222%, 4/12/11 3,4                                                       11,965,000         11,819,925
-----------------------------------------------------------------------------------------------------------
CSC Holdings, Inc. (Cablevision), Sr. Sec. Credit Facilities Term
Loan:
Tranche B, 3/30/13 3,5                                                     5,000,000          5,002,010
Tranche B, 7.073%-7.218%, 3/30/13 3                                       50,745,001         50,765,399
-----------------------------------------------------------------------------------------------------------
Cygnus Business Media, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.874%-11.589%, 12/31/08 3,4                                    9,898,990          9,800,000
-----------------------------------------------------------------------------------------------------------
Deluxe Entertainment Services, Inc. (U.S.), Sr. Sec. Credit
Facilities Term Loan, 9.117%, 1/13/10 3,4                                  9,220,715          9,316,767
-----------------------------------------------------------------------------------------------------------
DoubleClick, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 9.41%-9.48%, 7/13/12 3,4                                               25,092,871         25,406,532
-----------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities
Revolving Credit Loan, 9.65%, 12/31/06 3,4                                 9,363,636          9,262,977
-----------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities
Term Loan, Tranche B ADLAE, 9.775%, 12/31/06 3                             4,477,144          4,433,174
-----------------------------------------------------------------------------------------------------------
GateHouse Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 12/6/13 3,5                                                          2,000,000          2,005,000
-----------------------------------------------------------------------------------------------------------
GateHouse Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.57%, 12/6/13 3,4                                                  17,621,052         17,665,105
-----------------------------------------------------------------------------------------------------------
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.87%-6.88%, 11/22/12 3                                        17,381,187         17,373,436
-----------------------------------------------------------------------------------------------------------
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.62%, 8/5/12 3,4                                                   14,845,025         14,900,694
-----------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 7.13%, 12/31/12 3,4                                         10,562,500         10,538,291
-----------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term
Loan:
Tranche A, 8.617%, 4/8/11 3                                                3,809,524          3,765,608
Tranche B, 8.617%, 4/8/12 3                                               18,912,481         18,701,399
-----------------------------------------------------------------------------------------------------------
Paxson Communications Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.624%, 1/15/12 3                                              15,000,000         15,271,875
-----------------------------------------------------------------------------------------------------------
PBI Media LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.617%-7.626%, 9/30/12 3,4                                     29,237,191         29,285,929
-----------------------------------------------------------------------------------------------------------
Quebecor Media, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.35%-7.374%, 1/17/13 3,4                                      17,374,969         17,507,992

3                                          OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.117%, 11/10/10 3                                               $     36,871,227   $     36,861,345
-----------------------------------------------------------------------------------------------------------
San Juan Cable & Construction, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.391%, 10/31/12 3                                  17,325,692         17,374,429
-----------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
7.62%, 7/31/13 3,4                                                        17,381,219         17,392,082
-----------------------------------------------------------------------------------------------------------
UPC Financing Partnership, Sr. Sec. Credit Facilities Term Loan:
Tranche J2, 7.64%, 3/27/13 3                                              20,500,000         20,524,703
Tranche K2, 7.64%, 12/27/13 3                                             20,500,000         20,521,054
-----------------------------------------------------------------------------------------------------------
VTR GlobalCom SA, Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.37%, 9/27/14 3,4                                                        41,250,000         40,940,625
-----------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan,
7.875%-8%, 11/3/12 3,4                                                    17,330,998         17,317,463
                                                                                       --------------------
                                                                                            519,063,623
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Dollarama Group LP, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.376%, 2/12/12 3,4                                                     6,877,938          6,912,327
-----------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche A, 6.57%, 2/24/10 3                                         17,500,000         17,399,043
                                                                                       --------------------
                                                                                             24,311,370
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.2%
BCBG Max Azria Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.37%-9.50%, 8/10/11 3,4                                       13,999,999         14,035,000
-----------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit
Facilities Term Loan, 7.53%, 5/28/13 3                                    16,915,000         16,699,604
-----------------------------------------------------------------------------------------------------------
CSK Auto, Inc., Sr. Sec. Credit Facilities Term Loan,
8.375%-8.438%, 8/4/12 3,4                                                  4,000,000          4,062,500
-----------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.32%-8.55%, 3/1/12 3,4                                   7,880,001          7,902,166
-----------------------------------------------------------------------------------------------------------
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 7.176%, 7/15/10 3                                              10,734,416         10,738,441
-----------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., Sr. Sec. Credit Facilities Term Loan,
7.07%-7.176%, 5/15/13 3,4                                                  4,385,965          4,385,053
-----------------------------------------------------------------------------------------------------------
Movie Gallery, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 10.59%, 4/27/11 3                                                      23,048,947         21,621,203
-----------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6/30/12 3,5                                                             6,000,000          6,022,500
                                                                                       --------------------
                                                                                             85,466,467
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Gold Toe/Moretz, Inc., Sr. Sec. Credit Facilities1st Lien Term
Loan, 8.13%, 10/30/13 3                                                    4,000,000          4,035,000
-----------------------------------------------------------------------------------------------------------
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.625%-7.688%, 9/5/13 3                                         9,000,000          9,087,750
-----------------------------------------------------------------------------------------------------------
Hanesbrands, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.188%, 3/5/14 3                                                           3,000,000          3,079,287

4                                          OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Maidenform, Inc., Sr. Sec. Credit Facilities Term Loan,
7.18%-7.19%, 6/7/10 3,4                                             $      6,000,000   $      6,000,000
                                                                                       --------------------
                                                                                             22,202,037
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.7%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
Constellation Brands, Inc., Sr. Sec. Credit Facilities Term Loans,
Tranche B, 6.875%-6.938%, 6/5/13 3                                        13,617,311         13,688,706
-----------------------------------------------------------------------------------------------------------
Le*Nature's, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 9.39%-9.42%, 9/5/10 3                                                  15,000,000         14,625,002
-----------------------------------------------------------------------------------------------------------
Sunny Delight Beverages Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 11.37%-11.40%, 8/3/10 3                                         8,377,659          8,286,033
-----------------------------------------------------------------------------------------------------------
Sunny Delight Beverages Co., Sr. Sec. Credit Facilities Revolving
Credit Loan, 11.07%, 8/23/09 3,4                                           1,237,953          1,200,815
                                                                                       --------------------
                                                                                             37,800,556
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
Bi-Lo Holdings LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 9.35%-9.39%, 7/29/11 3                                                 39,068,841         39,394,401
-----------------------------------------------------------------------------------------------------------
MAPCO, Inc., Sr. Sec. Credit Facilities Term Loan, 8.07%,
4/28/11 3,4                                                                6,255,873          6,314,522
                                                                                       --------------------
                                                                                             45,708,923
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B1, 7.117%, 9/30/12 3,4                                            4,000,000          3,998,752
-----------------------------------------------------------------------------------------------------------
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw:
Tranche B2, 9/30/12 3,4,5                                                  5,000,000          5,000,000
Tranche B2, 7.117%, 9/30/12 3,4                                            8,266,208          8,266,208
-----------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche C, 7.58%-7.625%, 6/28/12 3,4                           10,222,736         10,224,332
-----------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Prefunded Letter of
Credit Term Loan, 7.374%, 4/17/13 3                                        1,256,237          1,248,385
-----------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Term Loan, 7.438%-9.25%,
4/11/13 3                                                                  2,392,363          2,377,412
-----------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.33%-7.39%, 11/25/10 3                                   4,830,849          4,844,738
-----------------------------------------------------------------------------------------------------------
Solvest Ltd., Sr. Sec. Credit Facilities Term Loan, 7.438%-9.25%,
4/17/13 3                                                                 11,457,045         11,385,437
                                                                                       --------------------
                                                                                             47,345,264
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.9%
Amscan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8.30%-8.393%, 12/22/12 3                                 16,915,000         17,052,434
-----------------------------------------------------------------------------------------------------------
Jarden Corp., Sr. Sec. Credit Facilities Term Loan, 7.367%,
1/24/12 3                                                                  9,181,026          9,209,001
-----------------------------------------------------------------------------------------------------------
Playpower, Inc., Sr. Sec. Credit Facilities Term Loan,
8.32%-8.37%, 2/1/10 3,4                                                    9,508,547          9,556,089
                                                                                       --------------------
                                                                                             35,817,524
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.7%
American Safety Razor Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.87%-7.88%, 7/31/13 3                                          9,975,000         10,099,688
-----------------------------------------------------------------------------------------------------------
American Safety Razor Co., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 11.72%, 1/30/14 3,4                                             6,000,000          6,120,000

5                                          OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS CONTINUED
Cosmetic Essence, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.938%-10.356%, 12/3/10 3,4                                   $      8,409,712   $      8,378,175
-----------------------------------------------------------------------------------------------------------
FGX International, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 9.39%, 12/14/12 3,4                                                 18,000,000         17,910,000
-----------------------------------------------------------------------------------------------------------
Mega Bloks, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.188%, 7/26/12 3,4                                                        5,940,422          5,955,273
-----------------------------------------------------------------------------------------------------------
Natural Products Group, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.40%, 6/19/13 3,4                                                   8,758,910          8,791,756
-----------------------------------------------------------------------------------------------------------
Pure Fishing, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 8.62%-8.86%, 3/23/10 3,4                                               10,674,487         10,614,442
                                                                                       --------------------
                                                                                             67,869,334
-----------------------------------------------------------------------------------------------------------
TOBACCO--0.7%
Commonwealth Brands, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.688%, 12/22/12 3,4                                           14,008,750         14,122,571
-----------------------------------------------------------------------------------------------------------
Reynolds American, Inc., Sr. Sec. Credit Facilities Term Loan,
7.25%-7.313%, 5/31/12 3                                                   15,426,512         15,531,366
                                                                                       --------------------
                                                                                             29,653,937
-----------------------------------------------------------------------------------------------------------
ENERGY--7.0%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Coldren Resource LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 9.39%, 7/14/11 3,4                                                  17,229,917         17,359,141
-----------------------------------------------------------------------------------------------------------
Coldren Resource LP, Sr. Sec. Credit Facilities Letter of Credit
Term Loan, 7/14/11 3,4,5                                                   2,770,083          2,790,859
-----------------------------------------------------------------------------------------------------------
Dresser, Inc., Sr. Sec. Credit Facilities Term Loan, 8.125%,
10/31/13 3                                                                 4,000,000          4,018,752
-----------------------------------------------------------------------------------------------------------
Northern Star Generation LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.369%, 12/17/11 3,4                                     10,904,425         11,047,545
                                                                                       --------------------
                                                                                             35,216,297
-----------------------------------------------------------------------------------------------------------
OIL & GAS--6.1%
Astoria Generating Co., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.57%-7.39%, 2/25/13 3                                   19,526,183         19,680,264
-----------------------------------------------------------------------------------------------------------
Astoria Generating Co., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche B, 9.14%, 8/25/13 3                                          6,500,000          6,606,977
-----------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan:                 2,000,000          2,021,250
Tranche B, 4/14/10 3,4,5
Tranche B, 8.626%-8.859%, 4/14/10 3,4                                     23,940,000         24,194,363
-----------------------------------------------------------------------------------------------------------
Cheniere Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
8.117%, 8/31/12 3                                                         17,815,063         17,975,398
-----------------------------------------------------------------------------------------------------------
Coleto Creek Power LP, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9.367%, 7/7/13 3,4                                                   6,000,000          5,625,000
-----------------------------------------------------------------------------------------------------------
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.117%, 7/7/13 3,4                                             28,810,111         28,702,074
-----------------------------------------------------------------------------------------------------------
Hawkeye Renewables LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 9.32%-9.543%, 6/27/12 3,4                                            7,960,000          7,598,481
-----------------------------------------------------------------------------------------------------------
Hercules Offshore LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.63%, 6/29/10 3,4                                              8,325,893          8,419,559

6                                          OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
LS Power General Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, 0.875%, 3/15/13 3                          $          3,889   $          3,889
-----------------------------------------------------------------------------------------------------------
LS Power General Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, 0.875%-7.117%, 3/15/13 3,4                        1,880,238          1,880,628
-----------------------------------------------------------------------------------------------------------
LS Power General Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.117%, 3/15/13 3,4                                            43,889,097         43,898,226
-----------------------------------------------------------------------------------------------------------
MEG Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.375%, 3/30/13 3                                                         18,412,513         18,479,921
-----------------------------------------------------------------------------------------------------------
Pine Prairie, Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
1.25%, 12/31/13 3,4                                                        5,118,182          5,111,784
-----------------------------------------------------------------------------------------------------------
Pine Prairie, Sr. Sec. Credit Facilities Term Loan, 7.89%,
12/31/13 3,4                                                              12,881,818         12,938,176
-----------------------------------------------------------------------------------------------------------
Targa Resources, Inc., Sr. Sec. Credit Facilities Bridge Term
Loan, 7.617%, 10/31/07 3,4                                                38,521,739         38,575,901
                                                                                       --------------------
                                                                                            241,711,891
-----------------------------------------------------------------------------------------------------------
FINANCIALS--2.2%
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Buckeye Check Cashing, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.12%-8.14%, 5/1/12 3,4                                        11,940,000         11,940,000
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
Ameritrade Holding Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.82%, 12/31/12 3                                              32,875,590         32,899,556
-----------------------------------------------------------------------------------------------------------
CharterMac, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.90%, 8/15/12 3,4                                                        11,450,000         11,492,938
                                                                                       --------------------
                                                                                             44,392,494
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Capital Auto REIT, Sr. Sec. Credit Facilities Term Loan, 7.08%,
12/16/10 3                                                                26,115,072         26,262,987
-----------------------------------------------------------------------------------------------------------
LA&W Finance Group, Sr. Sec. Credit Facilities Term Loan, 8.89%,
2/15/12 3,4                                                                2,985,000          3,011,119
                                                                                       --------------------
                                                                                             29,274,106
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--8.3%
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
CCS Medical, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.62%,
9/30/12 3                                                                 21,835,000         21,101,977
-----------------------------------------------------------------------------------------------------------
Encore Medical Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.87%, 11/4/13 3                                                9,000,000          9,045,000
                                                                                       --------------------
                                                                                             30,146,977
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.6%
American Medical Response/EmCare Holdings, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 7.27%-7.32%, 2/10/12 3                    8,433,227          8,449,039
-----------------------------------------------------------------------------------------------------------
Ameripath, Inc., Sr. Sec. Credit Facilities Term Loan, 7.39%,
1/25/13 3                                                                  5,965,013          5,974,706
-----------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.62%, 7/27/11 3,4                                              5,815,199          5,822,469
Tranche B Add-On, 7.62%, 8/22/11 3,4                                       4,579,801          4,585,527
-----------------------------------------------------------------------------------------------------------
Benchmark Medical, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.617%-8.704%, 12/27/12 3,4                                     4,962,500          4,863,249

7                                          OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED


                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
CompBenefits Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B Add-On, 8.376%-8.618%, 3/31/13 3,4                                $      8,831,250   $      8,886,445
-----------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.38%-7.62%, 9/30/11 3,4                                        4,526,915          4,553,085
-----------------------------------------------------------------------------------------------------------
DaVita, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.37%-7.69%, 10/5/12 3                                                     9,407,696          9,465,232
-----------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 11.40%, 11/15/09 3,4                                            5,380,367          5,582,130
-----------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B, 13.40%, 11/15/09 3,4                              2,080,196          2,158,203
-----------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.61%-10.50%, 8/10/12 3,4                                            9,195,084          9,264,048
-----------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 13.11%, 2/10/13 3,4                                                  1,000,000          1,010,625
-----------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.58%-7.89%, 3/31/13 3,4                                 11,604,415         11,644,312
-----------------------------------------------------------------------------------------------------------
GGNSC Beverly LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.117%-8.124%, 4/24/13 3,4                                                 7,213,750          7,265,602
-----------------------------------------------------------------------------------------------------------
HealthCare Partners, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 10/31/13 3,5                                                            7,428,560          7,465,703
-----------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan, 8.62%,
3/10/13 3                                                                 27,930,000         28,077,414
-----------------------------------------------------------------------------------------------------------
HVHC, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.70%, 8/11/13 3,4                                                        14,500,000         14,599,688
-----------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 7.36%, 1/19/12 3,4                                       3,000,000          3,009,375
Tranche B, 7.617%-8.63%, 1/19/12 3,4                                      14,762,217         14,808,348
-----------------------------------------------------------------------------------------------------------
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.35%, 4/15/13 3                                                5,891,072          5,905,799
Tranche C, 7.85%, 10/13/13 3                                              11,000,000         11,027,500
-----------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.57%-7.574%, 1/6/13 3                                         19,073,563         19,186,822
-----------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.37%, 3/31/13 3                                    12,755,900         12,770,250
-----------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 9.37%, 3/31/14 3                                                4,000,000          4,073,124
-----------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit
Term Loan, 7.57%, 2/18/12 3,4                                              1,647,059          1,659,412
-----------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit
Term Loan, 7.57%, 3/4/11 3,4                                                 957,650            964,833
-----------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.502%-7.73%, 3/4/11 3,4                                                7,962,968          8,022,690
-----------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 10/6/13 3,5                                                  1,904,762          1,919,048
-----------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan,
8.32%-8.373%, 10/6/13 3                                                   11,095,239         11,178,453
-----------------------------------------------------------------------------------------------------------
SouthernCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.82%-7.823%, 12/10/10 3,4                                             12,890,225         12,914,394

8                                          OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Team Health, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.90%, 11/30/12 3,4                                              $      9,925,000   $      9,987,031
-----------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.48%, 6/28/13 3                                                     8,500,000          8,535,420
-----------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities
Acquisition Term Loan, Tranche B, 7.868%, 9/23/11 3,4                     14,749,083         14,781,354
-----------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche C, 7.867%, 1/4/12 3                                                2,640,902          2,657,880
Tranche B, 7.867%-7.968%, 1/4/12 3                                        13,912,868         14,002,313
-----------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 7.867%, 1/14/12 3,4                                                  2,117,604          2,126,603
                                                                                       --------------------
                                                                                            299,198,126
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--18.0%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.0%
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.32%-8.37%, 9/30/13 3,4                                                  29,032,257         29,218,239
-----------------------------------------------------------------------------------------------------------
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, 8.57%-10.356%,
1/5/11 3,4                                                                12,746,852         12,850,420
-----------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 9.572%, 3/31/08 3,4                             8,414,982          8,499,132
-----------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 11%, 6/30/08 4                                             8,000,000          8,040,000
-----------------------------------------------------------------------------------------------------------
Delta Airlines, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor
in Possession:
Tranche A, 8.023%, 3/27/08 3                                               1,000,000          1,011,254
Tranche B, 10.026%, 3/16/08 3                                              8,000,000          8,168,152
-----------------------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 7.688%-7.813%, 2/11/11 3,4                                     19,732,192         19,855,518
-----------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of
Credit Term Loan, 8.57%, 6/27/11 3,4                                      10,577,725         10,650,447
-----------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, 8.65%,
6/27/12 3,4                                                                9,799,436          9,866,807
-----------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.438%, 12/30/12 3                                             19,850,000         19,874,813
-----------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 13.438%, 6/30/13 3,4                                            8,000,000          7,935,000
-----------------------------------------------------------------------------------------------------------
Overwatch Systems LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B Add-On, 8.03%, 4/1/11 3,4                                        1,326,058          1,327,301
-----------------------------------------------------------------------------------------------------------
Overwatch Systems LLC, Sr. Sec. Credit Facilities Term Loan,
7.78%-8.03%, 4/1/11 3,4                                                    9,877,389          9,886,655
-----------------------------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.25%, 2/1/12 3                                                23,493,750         23,904,891
-----------------------------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 9.125%, 2/1/12 3                                             3,356,250          3,414,984
-----------------------------------------------------------------------------------------------------------
US Airways Group, Inc., Sr. Sec. Credit Facilities Term Loan,
8.867%, 3/31/11 3                                                         12,000,000         12,100,716
-----------------------------------------------------------------------------------------------------------
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.22%, 1/28/11 3,4                                                   8,091,773          8,137,289

9                                          OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.97%, 7/28/11 3,4                                           $      2,000,000   $      2,035,000
                                                                                       --------------------
                                                                                            196,776,618
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.82%, 10/31/11 3                                     17,000,000         16,915,000
-----------------------------------------------------------------------------------------------------------
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 12.82%, 4/30/13 3                                      5,000,000          4,925,000
                                                                                       --------------------
                                                                                             21,840,000
-----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.7%
Acoustical Material Services, Inc., Sr. Sec. Credit Facilities
Term Loan, 8.07%-8.12%, 4/13/12 3,4                                       10,590,318         10,590,318
-----------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.617%, 10/20/11 3,4                                                 7,542,443          7,584,870
-----------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.618%, 4/20/12 3,4                                                 6,000,000          6,023,748
-----------------------------------------------------------------------------------------------------------
MAAX, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.369%-8.40%, 6/4/11 3,4                                                   8,148,767          8,108,023
-----------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.41%, 2/14/12 3,4                                                  14,779,577         14,853,475
-----------------------------------------------------------------------------------------------------------
Pro Paint, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.625%-7.688%, 5/31/12 3,4                                                 4,987,500          4,996,851
-----------------------------------------------------------------------------------------------------------
Pro Paint, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.375%, 5/31/13 3,4                                                       1,000,000          1,008,750
-----------------------------------------------------------------------------------------------------------
United Subcontractors, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 8.36%, 12/27/12 3,4                                 14,887,500         14,589,750
                                                                                       --------------------
                                                                                             67,755,785
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--6.4%
Acosta, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.08%, 8/11/13 3                                                          18,000,000         18,183,744
-----------------------------------------------------------------------------------------------------------
Allied Security Holdings LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche C, 8.37%, 7/17/12 3,4                                       15,429,545         15,564,554
-----------------------------------------------------------------------------------------------------------
Asurion Corp., Sr. Sec. Credit Facilities Term Loan, 8.32%,
8/15/12 3,4                                                               13,857,317         13,935,264
-----------------------------------------------------------------------------------------------------------
Headwaters, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.38%, 4/30/11 3,4                                                        14,430,273         14,416,751
-----------------------------------------------------------------------------------------------------------
Hertz Corp. (The), Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.60%-7.73%, 12/21/12 3                                                31,036,571         31,274,186
-----------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 12.125%, 6/22/13 3,4                                           20,000,000         20,208,340
-----------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
11.125%, 6/22/13 3,4                                                       5,000,000          5,052,085
-----------------------------------------------------------------------------------------------------------
New Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.07%-8.118%, 7/11/12 3,4                                                  6,483,750          6,526,303
-----------------------------------------------------------------------------------------------------------
New Holdings I LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
12.32%-12.368%, 7/11/13 3,4                                                9,499,999          9,689,999
-----------------------------------------------------------------------------------------------------------
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche A, 11.688%, 8/16/09 3,4                                13,336,377         13,603,104

10                                         OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.82%, 5/23/12 3,4                                       $     11,223,193   $     11,251,251
-----------------------------------------------------------------------------------------------------------
Ozburn-Hessey Logistics, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.60%-8.793%, 6/30/13 3,4                                      14,955,785         14,974,480
-----------------------------------------------------------------------------------------------------------
Protection One, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 7.82%-7.90%, 3/31/12 3,4                                       13,329,259         13,387,575
-----------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., Sr. Sec. Credit Facilities Term Loan, 7.875%,
8/10/13 3,4                                                                8,248,254          8,274,030
-----------------------------------------------------------------------------------------------------------
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche C, 7.89%, 12/29/12 3                                    6,923,497          6,962,442
-----------------------------------------------------------------------------------------------------------
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities
Term Loan, 7.89%, 10/21/12 3                                              12,825,779         12,897,924
-----------------------------------------------------------------------------------------------------------
Vanguard Car Rental USA, Inc., Sr. Sec. Credit Facilities Term
Loan, 8.32%-8.367%, 6/15/13 3                                             24,310,000         24,516,635
-----------------------------------------------------------------------------------------------------------
Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 9.376%, 10/17/10 3,4                                10,879,524         10,954,321
                                                                                       --------------------
                                                                                            251,672,988
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Sanmina-SCI Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.88%, 1/31/08 3                                                       13,000,000         13,045,500
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.3%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.37%-7.40%, 4/6/13 3,4                                        13,859,437         13,920,073
-----------------------------------------------------------------------------------------------------------
Axia, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.62%, 12/20/12 3,4                                                        9,925,000          9,900,188
-----------------------------------------------------------------------------------------------------------
Cellnet Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8.37%, 4/26/12 3                                         14,281,320         14,406,282
-----------------------------------------------------------------------------------------------------------
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.50%, 3/31/11 3,4                                             17,946,168         18,114,413
-----------------------------------------------------------------------------------------------------------
PP Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, 8.32%,
11/12/11 3,4                                                              15,677,265         15,801,382
-----------------------------------------------------------------------------------------------------------
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan,
8.32%, 10/1/13 3                                                          15,000,000         14,737,500
-----------------------------------------------------------------------------------------------------------
Sensata Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.10%-7.13%, 4/27/13 3                                         11,970,000         11,912,018
-----------------------------------------------------------------------------------------------------------
Textron, Inc., Sr. Sec. Credit Facilities Term Loans, Tranche B,
8.89%-8.921%, 8/18/12 3,4                                                 10,000,000         10,075,001
-----------------------------------------------------------------------------------------------------------
Tinnerman Palnut Engineered Products LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 8.57%-10.50%, 11/5/09 3,4                   9,798,101          9,626,634
-----------------------------------------------------------------------------------------------------------
TriMas Corp., Sr. Sec. Credit Facilities Term Loan, 8.25%,
8/10/13 3,4                                                               13,812,500         13,916,094
                                                                                       --------------------
                                                                                            132,409,585
-----------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Babcock & Wilcox Co., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 1.50%, 12/30/10 3,4                                         16,500,000         16,541,250
-----------------------------------------------------------------------------------------------------------
MARINE--0.4%
Great Lakes Dredge & Dock Co., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.22%-8.62%, 12/22/10 3,4                                14,110,907         14,163,823

11                                         OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.1%
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Amkor Technology, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche B, 9.898%, 10/27/10 3,4                               $     13,000,000   $     13,459,069
-----------------------------------------------------------------------------------------------------------
Spansion, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.375%, 10/24/12 3                                                        13,000,000         13,077,194
                                                                                       --------------------
                                                                                             26,536,263
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.5%
Dealer Computer Services, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.82%, 11/1/12 3                                          17,000,000         17,127,500
-----------------------------------------------------------------------------------------------------------
Dealer Computer Services, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 7.82%, 11/1/13 3                                          10,000,000         10,177,080
-----------------------------------------------------------------------------------------------------------
Open Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.90%, 3/14/11 3,4                                                   1,731,804          1,741,546
-----------------------------------------------------------------------------------------------------------
Open Solutions, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.90%, 9/14/11 3,4                                                 10,000,000         10,250,000
-----------------------------------------------------------------------------------------------------------
Open Text Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.90%, 10/21/13 3                                                         12,000,000         12,090,000
-----------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc. (Canada), Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.85%-7.87%, 11/4/12 3,4                                    622,028            625,916
-----------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc. (U.S.), Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.87%, 11/4/12 3,4                                        7,317,972          7,363,710
                                                                                       --------------------
                                                                                             59,375,752
-----------------------------------------------------------------------------------------------------------
IT SERVICES--0.9%
Acxiom Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.07%-7.14%, 9/13/12 3,4                                                   8,500,000          8,555,786
-----------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.999%, 1/22/13 3                                              18,680,677         18,878,375
-----------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Delayed Draw, 7.85%, 1/31/12 3,4                                             210,898            209,316
-----------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Delayed Draw, 7.90%, 1/31/12 3                                               675,556            670,489
-----------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.85%-7.90%, 1/31/12 3,4                                                   6,878,880          6,924,026
                                                                                       --------------------
                                                                                             35,237,992
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
Advanced Micro Devices, Inc., Sr. Sec. Credit Facilities Term
Loan, 7.57%, 12/31/13 3                                                   21,000,000         21,108,759
-----------------------------------------------------------------------------------------------------------
SOFTWARE--0.5%
Nuance Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.32%, 3/31/13 3                                               18,890,013         18,816,228
-----------------------------------------------------------------------------------------------------------
MATERIALS--8.0%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--4.5%
Bassell NV, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.60%, 9/15/13 3,4                                              3,082,514          3,122,972
Tranche C, 8.35%, 9/15/14 3,4                                              3,082,514          3,122,972
-----------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.08%, 12/31/13 3,4                                            12,054,546         12,175,091

12                                         OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Brenntag AG, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
12.08%, 6/30/15 3,4                                                 $      3,000,000   $      3,073,593
-----------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities Term Loan, 8.08%,
12/31/13 3,4                                                               2,945,455          2,978,591
-----------------------------------------------------------------------------------------------------------
Celanese Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B
Add-On, 7.367%, 4/6/11 3                                                  10,736,111         10,808,966
-----------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10.029%, 11/13/13 3,4                                      6,260,000          6,404,763
-----------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities Term
Loan:
Tranche B4, 8.17%, 4/21/12 3                                               1,361,808          1,371,171
Tranche B1, 8.17%, 5/12/12 3                                               3,778,582          3,804,560
Tranche C1, 8.67%, 5/12/13 3                                               8,807,397          8,900,474
-----------------------------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term
Loan:
Tranche C-2, 7.37%, 4/20/13 3                                              1,602,138          1,599,993
Tranche C-1, 7.375%, 4/20/13 3                                             7,375,362          7,365,486
-----------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan,
7.07%, 8/16/12 3                                                          25,069,463         25,085,156
-----------------------------------------------------------------------------------------------------------
Ineos Group Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.611%-7.615%, 10/7/13 3                                        7,800,000          7,903,186
Tranche C, 8.111%-8.115%, 10/7/14 3                                        7,800,000          7,903,186
-----------------------------------------------------------------------------------------------------------
Invista, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 6.875%, 4/27/11 3,4                                           3,771,549          3,772,729
Tranche B-2, 6.875%, 4/27/11 3,4                                           3,098,731          3,099,701
-----------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.375%-7.625%, 2/17/13 3,4                                                 8,955,000          8,994,975
-----------------------------------------------------------------------------------------------------------
Lucite International Holdings LLC, Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 1.375%, 7/19/13 3                                      3,244,275          3,271,689
-----------------------------------------------------------------------------------------------------------
Lucite International Holdings LLC, Sr. Sec. Credit Facilities Term
Loan, 8.07%, 7/19/13 3                                                     7,736,336          7,801,708
-----------------------------------------------------------------------------------------------------------
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in
Possession, Tranche B, 8.96%, 3/31/07 3,4                                 22,000,000         22,151,250
-----------------------------------------------------------------------------------------------------------
Vertellus Specialties, Inc., Sr. Sec. Credit Facilities Term Loan,
8.62%-8.63%, 6/21/13 3,4                                                  14,962,500         15,056,016
-----------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
9.489%, 2/10/09 3,4                                                       10,000,000         10,053,130
                                                                                       --------------------
                                                                                            179,821,358
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Builders FirstSource, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.87%, 8/11/11 3,4                                              3,455,556          3,455,556
-----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.4%
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Incremental
Term Loan, 7.625%-7.688%, 10/7/11 3                                        3,233,545          3,252,600
-----------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.625%-7.875%, 10/7/11 3,4                                      8,371,251          8,420,582
Tranche C, 9.688%, 4/7/12 3,4                                              5,928,571          5,986,007
                                                                                       --------------------
                                                                                             17,659,189

13                                         OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
METALS & MINING--1.6%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan,
7.875%, 8/8/13 3,4                                                  $     11,970,000   $     11,992,444
-----------------------------------------------------------------------------------------------------------
International Mill Service, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche C, 8.12%, 12/31/10 3,4                                      13,880,024         13,932,075
-----------------------------------------------------------------------------------------------------------
Longyear Global Holdings, Inc. (Canada), Sr. Sec. Credit
Facilities 1st Lien Term Loan, 8.57%, 10/11/12 3                           1,439,873          1,450,672
-----------------------------------------------------------------------------------------------------------
Longyear Global Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.57%-8.626%, 10/11/12 3                                  16,060,127         16,180,578
-----------------------------------------------------------------------------------------------------------
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.40%, 1/28/10 3                                                    14,252,387         14,377,095
-----------------------------------------------------------------------------------------------------------
PinnOak Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.78%, 11/23/12 3,4                                                  4,952,525          4,921,572
                                                                                       --------------------
                                                                                             62,854,436
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.4%
Boise Cascade LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
D, 10/28/11 3,5                                                            7,719,299          7,763,207
-----------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan:
Tranche B, 12/20/12 3,5                                                      990,149            996,406
Tranche B, 7.367%-7.39%, 12/20/12 3                                       10,745,472         10,813,372
Tranche A, 7.367%-7.40%, 12/20/10 3                                        1,925,000          1,931,719
-----------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche C, 8.39%, 12/23/13 3                                        18,500,000         18,759,425
-----------------------------------------------------------------------------------------------------------
Newpage Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.323%-8.372%, 5/2/11 3                                                   13,898,892         14,072,628
                                                                                       --------------------
                                                                                             54,336,757
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.82%-7.028%, 8/31/12 3,4                                      29,955,479         29,950,807
-----------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., Sr. Sec. Credit Facilities Term
Loan, 8.283%, 12/1/11 3                                                   18,000,000         18,206,244
-----------------------------------------------------------------------------------------------------------
Time Warner Telecom, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 1/1/13 3,4,5                                                           11,500,000         11,385,000
-----------------------------------------------------------------------------------------------------------
West Corp., Sr. Sec. Credit Facilities Term Loan, 8.07%,
10/18/13 3                                                                18,000,000         18,017,676
-----------------------------------------------------------------------------------------------------------
WestCom Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.279%-8.293%, 12/17/10 3,4                                     9,836,241          9,854,684
-----------------------------------------------------------------------------------------------------------
Windstream Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.12%, 6/30/13 3                                                          17,500,000         17,612,508
-----------------------------------------------------------------------------------------------------------
XO Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
11.364%, 7/15/09 3,4                                                       7,518,523          7,527,921
                                                                                       --------------------
                                                                                            112,554,840
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Intelsat Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.622%-7.872%, 6/30/13 3,4                                                16,935,973         17,082,355

14                                         OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
MetroPCS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 10.188%, 5/31/12 3,4                                     $     24,000,000   $     24,619,992
                                                                                       --------------------
                                                                                             41,702,347
-----------------------------------------------------------------------------------------------------------
UTILITIES--7.9%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--6.8%
Boston Generating LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8.617%, 10/11/11 3,4                                         72,708             73,672
-----------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.617%, 10/11/11 3,4                                                18,986,940         19,238,517
-----------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.65%, 10/11/11 3,4                                                 3,200,000          3,359,200
-----------------------------------------------------------------------------------------------------------
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 11.323%, 8/26/09 3,4                                  18,562,796         19,676,563
-----------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Debtor in Possession, 7.62%, 1/23/08 3                                    16,333,592         16,441,802
-----------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Debtor in Possession, 9.367%, 1/23/08 3,4                                 10,000,000         10,195,830
-----------------------------------------------------------------------------------------------------------
Guadalupe Power Plant, Inc., Sr. Sec. Credit Facilities Term Loan,
7.25%, 12/31/09 3,4                                                        8,905,147          8,637,993
-----------------------------------------------------------------------------------------------------------
KGen Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.992%, 9/1/11 3,4                                                        30,094,641         30,207,496
-----------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan,  8/16/12 3,5                                                    3,519,682          3,510,883
-----------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 8.867%, 8/16/13 3,4                                            27,000,000         27,337,500
-----------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 8/16/12 3,5                                              280,318            279,617
-----------------------------------------------------------------------------------------------------------
Midwest Generation LLC, Sr. Sec. Credit Facilities Term Loan,
4/27/11 3,4,5                                                              2,500,000          2,504,688
-----------------------------------------------------------------------------------------------------------
Midwest Generation LLC, Sr. Sec. Credit Facilities Term Loan,
6.87%-7.06%, 4/27/11 3,4                                                  16,901,297         16,932,988
-----------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Credit Facilities Term Loan, 7.369%,
2/5/13 3                                                                  48,877,193         49,192,842
-----------------------------------------------------------------------------------------------------------
Plum Point Energy Associates LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.25%-8.617%, 3/14/14 3,4                                 20,290,564         20,797,828
-----------------------------------------------------------------------------------------------------------
Plum Point Energy Associates LLC, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10.667%, 9/14/14 3,4                                       4,493,195          4,605,525
-----------------------------------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC, Sr.
Sec. Credit Facilities Term Loan, 9.626%, 6/24/11 3,4                     35,307,973         36,323,078
                                                                                       --------------------
                                                                                            269,316,022
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Regency Gas Services LP, Sr. Sec. Credit Facilities Term Loan,
7.82%, 8/15/13 3                                                          25,250,000         25,557,747
-----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
Calpine Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 9.073%, 4/1/09 3                                    17,500,000         17,995,820
                                                                                       --------------------
Total Corporate Loans (Cost $3,776,826,504)                                               3,786,490,573

15                                         OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES--2.7%
Builders FirstSource, Inc., 9.655% Sr. Sec. Nts., 2nd Lien,
2/15/12 3                                                           $     10,000,000   $      9,875,000
-----------------------------------------------------------------------------------------------------------
Calpine Generating Co. LLC, 9.073% Sec. Nts., Series 1, 4/1/09 3           3,337,000          3,445,453
-----------------------------------------------------------------------------------------------------------
CCO Holdings LLC/CCO Capital Corp., 9.515% Sr. Unsec. Nts.,
12/15/10 3                                                                10,000,000         10,287,500
-----------------------------------------------------------------------------------------------------------
FelCor Lodging LP, 9.57% Sr. Nts., 6/1/11 3,4                             12,000,000         12,300,000
-----------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.50% Unsec. Nts., 1/25/07                         14,706,000         14,692,323
-----------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.999% Sr. Sec. Nts., 1/15/14 3                  10,000,000          9,850,000
-----------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 8.405% Sr. Unsec. Nts., 11/15/13 3                   6,000,000          6,135,000
-----------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.624% Sr. Sec. Nts., 1/15/13 3,4            5,000,000          5,031,250
-----------------------------------------------------------------------------------------------------------
SMART Modular Technologies, Inc., 10.872% Sr. Sec. Nts.,
4/1/12 3,4                                                                 6,500,000          6,890,000
-----------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 9.973% Sr. Unsec. Nts., 8/15/13 3,6           17,000,000         17,765,000
-----------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 9.989% Sr. Unsec. Nts., 5/1/13 3                10,000,000          9,450,000
                                                                                       --------------------
Total Corporate Bonds and Notes (Cost $104,870,180)                                         105,721,526
                                                                               Units
-----------------------------------------------------------------------------------------------------------

RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Aladdin/OpBiz Gaming LLC Wts., Exp. 12/31/49  1,4  (Cost $0)                  32,265                 --
                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--7.4%
Repurchase agreement (Principal Amount/Value $291,624,000, with a maturity value of $291,666,447) with DB Alex Brown LLC, 5.24%, dated 10/31/06, to be repurchased at $291,666,447 on 11/1/06, collateralized by U.S. Treasury Nts., 6.125%, 8/15/07 with a value
of $297,525,869  (Cost $291,624,000)                                     291,624,000        291,624,000
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $4,173,320,684)                              105.8%     4,183,836,099
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (5.8)      (228,661,670)
                                                                    ---------------------------------------
Net Assets                                                                      100.0% $  3,955,174,429
                                                                    =======================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Issue is in default. See accompanying Notes.
3. Represents the current interest rate for a variable or increasing rate security.
4. Illiquid security. The aggregate value of illiquid securities as of October 31, 2006 was $2,031,886,515, which represents 51.37% of the Fund's net assets. See accompanying Notes.
5. This Senior Loan will settle after November 30, 2006, at which time the interest rate will be determined.
6. Represents   securities  sold  under  Rule  144A,   which  are  exempt  from
registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $17,765,000 or 0.45% of the Fund's net assets as of October 31, 2006.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   4,173,987,648
                                              =================

16                                         OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

Gross unrealized appreciation                 $      18,964,186
Gross unrealized depreciation                        (9,115,735)
                                              ------------------
Net unrealized appreciation                   $       9,848,451
                                              ==================



NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of October 31, 2006, securities with an aggregate market value of $3,786,490,573, representing 95.74% of the Fund's net assets were comprised of Senior Loans, of which $2,007,665,265 representing 50.76% of the Fund's net assets, were illiquid.

17                                         OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2006, securities with an aggregate market value of $1,087,764, representing 0.03% of the Fund's net assets, were in default.

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ILLIQUID SECURITIES
As of October 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Many Senior Loans and many of the Fund's other investments are illiquid.

LOAN COMMITMENTS
Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $19,480,090 at October 31, 2006. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments. Commitments of $41,174,227 are contractually obligated to fund by a specified date and have been included as Corporate Loans in the Statement of Investments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities in the annual and semiannual reports.


                                           COMMITMENT
                            INTEREST      TERMINATION        UNFUNDED       UNREALIZED        UNREALIZED
                               RATE             DATES          AMOUNT      APPRECIATION     DEPRECIATION
--------------------------------------------------------------------------------------------------------
Collins & Aikman Corp.,
Sr. Sec. Credit
Facilities Revolving
Credit Loan, Debtor in
Possession                     3.00  %        8/31/07  $    3,163,022  $            --  $         21,996
--------------------------------------------------------------------------------------------------------

Collins & Aikman Corp.,
Sr. Sec. Credit
Facilities Revolving
Credit Loan, Debtor in
Possession                     0.50           8/31/07         179,901               --             1,251
--------------------------------------------------------------------------------------------------------

Federal Mogul Corp., Sr.
Sec. Credit Facilities
Pre-Petition Revolving
Credit Loan, Tranche B         1.75          12/30/06         459,231               --             6,804
--------------------------------------------------------------------------------------------------------

Pinnacle Foods Group,
Inc., Sr. Sec. Credit
Facilities Revolving
Credit Loan                    0.75          11/25/09       9,725,000               --            57,622
--------------------------------------------------------------------------------------------------------

Sunny Delight Beverages
Co., Sr. Sec. Credit
Facilities Revolving
Credit Loan                    5.75           8/23/09         602,823            1,624                --
--------------------------------------------------------------------------------------------------------

Sunny Delight Beverages
Co., Sr. Sec. Credit
Facilities Revolving
Credit Loan                    0.50           8/23/09       5,350,113           22,056             9,217
--------------------------------------------------------------------------------------------------------
                                                       $   19,480,090  $        23,680  $         96,890
                                                       =================================================

18                                         OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2006 / UNAUDITED

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

19                                         OPPENHEIMER SENIOR FLOATING RATE FUND


ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund


By:   /s/ John V. Murphy
      ____________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ____________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006


By:   /s/ Brian W. Wixted
      ____________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006